Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

Disaggregation of Revenue

The following table presents revenue by category:

	Three Months Ended March 31,
	2020	2019

Subscription term-based licenses:
Multi-year subscription term-based licenses	$23,988	$23,431
1-year subscription term-based licenses	14,149	9,294
Total subscription term-based licenses	38,137	32,725
Subscription SaaS and support and maintenance	18,681	14,895
Professional services and other	4,594	2,818
Total revenue	$61,412	$50,438

The following table presents revenue by geographic region, which is based on the delivery address of the customer, and is summarized by geographic area:

	Three Months Ended March 31,
	2020	2019

United States	$43,029	$38,231
International	18,383	12,207
Total revenue	$61,412	$50,438

Other than the United States, no other individual country exceeded 10% of total revenue for the three months ended March 31, 2020 or 2019.

Contract Balances

Contract assets represent amounts for which the Company has recognized revenue, pursuant to its revenue recognition policy, for contracts that have not yet been invoiced to customers where there is a remaining performance obligation, typically for multi-year arrangements. The opening and closing balances of contract assets were as follows:

	Three Months Ended March 31,
	2020	2019

Beginning balance	$86,010	$67,468
Ending balance	85,213	70,300
Change	$(797)	$2,832

Contract liabilities consist of customer billings in advance of revenue being recognized. The opening and closing balances of contract liabilities included in deferred revenue were as follows:

	Three Months Ended March 31,
	2020	2019

Beginning balance	$47,507	$35,367
Ending balance	38,343	37,975
Change	$(9,164)	$2,608

The change in deferred revenue relates primarily to invoicing customers and recognizing revenue in conjunction with the satisfaction of performance obligations. Revenue recognized during the three months ended March 31, 2020 and 2019 that was included in the deferred revenue balances at the beginning of the respective periods was as follows:

	Three Months Ended March 31,
	2020	2019

Deferred revenue recognized as revenue	$22,968	$15,536

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and noncancelable amounts to be invoiced. As of March 31, 2020, the Company had $116.6 million of transaction price allocated to remaining performance obligations, of which 90% is expected to be recognized as revenue over the next 24 months, with the remainder to be recognized thereafter.

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	Identification of the contract with a customer

The Company contracts with its customers through order forms, which in some cases are governed by master sales agreements. The Company determines that it has a contract with a customer when the order form has been approved, each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the products or services can be identified, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, reputation and financial or other information pertaining to the customer. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

2.	Determination of whether the goods or services in a contract comprise performance obligations

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both (i) capable of being distinct, whereby the customer can benefit from a product or service either on its own or together with other resources that are readily available from third parties or from the Company, and (ii) are distinct in the context of the contract, whereby the transfer of certain products or services is separately identifiable from other promises in the contract.

The Company sells its solutions through subscription-based contracts. The Company’s subscriptions for solutions deployed on-premise within the customer’s technology infrastructure are comprised of a term-based license and an obligation to provide support and maintenance, where the term-based license and the support and maintenance constitute separate performance obligations. The Company’s SaaS subscriptions provide customers the right to access cloud-hosted software and support for the SaaS service, which the Company considers to be a single performance obligation. The Company also renews subscriptions for support and maintenance, which the Company considers to be a single performance obligation.

Professional services consist of consulting and training services. These services are distinct performance obligations from subscriptions and do not result in significant customization of the software.

3.	Measurement of the transaction price

The Company determines the transaction price based on the consideration that the Company expects to receive in exchange for transferring the promised goods or services to the customer. This transaction price is exclusive of amounts collected on behalf of third parties, such as sales tax and value-added tax. The Company does not offer refunds, rebates or credits to customers in the normal course of business, so the impact of variable consideration has not been material.

In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with a simple and predictable way to purchase the Company’s subscriptions, not to provide customers with financing.

4.	Allocation of the transaction price to separate performance obligations

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on each obligation’s relative standalone selling price (“SSP”).

The SSP is determined based on the prices at which the Company separately sells the product, assuming the majority of these fall within a pricing range. In instances where SSP is not directly observable, such as when the Company does not sell the software license separately, the Company determines the SSP using information that may include market conditions and other observable inputs that can require significant judgment. There is typically a range of standalone selling prices for individual products and services based on a stratification of those products and services by quantity and other circumstances. If one of the performance obligations is outside of the SSP range, the Company determines SSP to be the nearest endpoint of the range.

5.	Recognition of revenue when or as the Company satisfies each performance obligation

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. The Company’s software subscriptions include both upfront revenue recognition when the Company transfers control of the term-based license to the customer, as well as revenue recognized ratably over the contract period for support and maintenance based on the stand-ready nature of these subscription elements. Revenue for the

Company’s SaaS products is recognized ratably over the contract period as the Company satisfies the performance obligation.

Professional services revenue provided on a time and materials basis is recognized as these services are performed. Revenue from training services and sponsorship fees is recognized on the date the services are complete.

The Company generates sales directly through its sales team as well as through its channel partners. Where channel partners are involved, the Company has determined that it is the principal in these arrangements. Sales to channel partners are generally made at a discount, and revenues are recorded at the discounted price once the revenue recognition criteria above have been met. In certain instances, the Company pays referral fees to its partners, which the Company has determined to be commensurate with internal sales commissions and thus records these payments as sales commissions. Channel partners generally receive an order from an end customer prior to placing an order with the Company, and payment from channel partners is not contingent on the partner’s collection from end customers.

Disaggregation of Revenue

The following table presents revenue by category:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Subscription term-based licenses:
Multi-year subscription term-based licenses	$113,151	$88,925	$86,421
1-year subscription term-based licenses	48,255	44,743	35,678
Total subscription term-based licenses	161,406	133,668	122,099
Subscription SaaS and support and maintenance	63,939	51,323	38,120
Professional services and other	17,553	16,571	12,320
Total revenue	$242,898	$201,562	$172,539

Contract Balances

Contract assets represent amounts for which the Company has recognized revenue, pursuant to its revenue recognition policy, for contracts that have not yet been invoiced to customers where there is a remaining performance obligation, typically for multi-year arrangements. In multi-year agreements, the Company generally invoices customers on an annual basis on each anniversary of the contract start date. Amounts anticipated to be billed within one year of the balance sheet date are recorded as contract assets, current; the remaining portion is recorded as contract assets, noncurrent in the consolidated balance sheets. The change in the total contract asset balance relates to entering into new multi-year contracts and billing on existing contracts.

The opening and closing balances of contract assets were as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$67,468	$60,662	$38,491
Ending balance	86,010	67,468	60,662
Change	$18,542	$6,806	$22,171

Contract liabilities consist of customer billings in advance of revenue being recognized. The Company primarily invoices its customers for subscription arrangements annually in advance, though certain contracts require invoicing for the entire subscription in advance. Amounts anticipated to be recognized within one year of the balance sheet date are recorded as deferred revenue, current; the remaining portion is recorded as deferred revenue, noncurrent in the consolidated balance sheets.

The opening and closing balances of contract liabilities included in deferred revenue were as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$35,367	$33,810	$27,606
Ending balance	47,507	35,367	33,810
Change	$12,140	$1,557	$6,204

The change in deferred revenue relates primarily to invoicing customers and recognizing revenue in conjunction with the satisfaction of performance obligations. Revenue recognized during the years ended December 31, 2019, 2018 and 2017 that was included in the deferred revenue balances at the beginning of the respective periods was as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Deferred revenue recognized as revenue	$33,100	$31,391	$26,332

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and noncancelable amounts to be invoiced. As of December 31, 2019, the Company had $135.6 million of transaction price allocated to remaining performance obligations, of which 89% is expected to be recognized as revenue over the next 24 months, with the remainder to be recognized thereafter.

Deferred Commissions

Deferred Commissions

The following table summarizes the account activity of deferred commissions for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019

Beginning balance	$13,670	$11,033
Additions to deferred commissions	1,536	1,298
Amortization of deferred commissions	(2,102)	(1,396)
Ending balance	$13,104	$10,935

Deferred commissions, current	$5,303	$3,831
Deferred commissions, noncurrent	7,801	7,104
Total deferred commissions	$13,104	$10,935

Deferred Commissions

Sales commissions earned by the Company’s internal and external sales force are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions for new contracts and additional sales to existing customers are deferred and recorded in deferred commissions, current and noncurrent in the Company’s consolidated balance sheets. Deferred commissions are amortized over the period of benefit, which the Company has determined to be generally four years. The Company determined the period of benefit by taking into consideration its customer contracts, its technology and other factors. Deferred commissions are amortized consistent with the pattern of revenue recognition for each performance obligation for contracts for which the commissions were earned. The Company includes amortization of deferred commissions in sales and marketing expense in the consolidated statements of operations. The Company periodically reviews the carrying amount of deferred commissions to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred costs. The Company did not recognize an impairment of deferred commissions during the years ended December 31, 2019, 2018 or 2017.

The following table summarizes the account activity of deferred commissions for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$11,033	$6,354	$2,121
Additions to deferred commissions	9,060	9,981	7,693
Amortization of deferred commissions	(6,423)	(5,302)	(3,460)
Ending balance	$13,670	$11,033	$6,354

Deferred commissions, current	$5,814	$3,746	$1,858
Deferred commissions, noncurrent	7,856	7,287	4,496
Total deferred commissions	$13,670	$11,033	$6,354

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes the guidance in topic ASC 840, Leases (“ASC 840”). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The FASB has also issued several ASUs to provide implementation guidance relating to ASU 2016-02, including ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, all of which the Company has considered when evaluating the impact of ASU 2016-02. Collectively, the Company refers to the amendments described herein as “ASC 842.” ASC 842 is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted.

Effective January 1, 2020, the Company adopted ASC 842 using the modified retrospective transition approach through a cumulative-effect adjustment, which resulted in the recognition of right-of-use assets of $14.6 million and lease liabilities of $18.9 million. As part of applying the modified retrospective transition method, the Company elected to apply the package of transition practical expedients within the new guidance. As required by ASC 842, these expedients have been elected as a package and have been consistently applied across the Company’s lease portfolio. Given this election, the Company need not reassess the following:

●	whether any expired or existing contracts are or contain leases;
●	the lease classification for any expired or existing leases; or
●	the treatment of initial direct costs relating to any existing leases.

The Company also elected to apply the transition practical expedient to use hindsight in determining lease term and in assessing impairment of right-of-use assets. As a result of adoption of this standard and election of the transition practical expedients, the Company recognized right-of-use assets and lease liabilities for those leases classified as operating leases under ASC 840 that continued to be classified as operating leases under ASC 842 at the later of (1) the earliest period presented or (2) the applicable lease commencement date.

In applying the modified retrospective transition method to these leases, the Company measured lease liabilities at the present value of the sum of remaining minimum rental payments (as defined under ASC 840), as the leases contained no residual value guarantees. These lease liabilities have been measured using the Company’s incremental borrowing rates at the later of (1) the earliest period presented or (2) the commencement date of the applicable lease. Additionally, right-of-use assets for these operating leases have been measured as the initial measurement of applicable lease liabilities adjusted for any prepaid/accrued rent and unamortized lease incentives. The adoption of ASC 842 did not have a material impact on the condensed consolidated statements of cash flows or condensed consolidated statements of operations and comprehensive loss. Expanded disclosures around the Company’s lease agreements under ASC 842 are included in Note 12 of these condensed consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (‘‘ASU 2016-13’’), which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In February 2020, the FASB issued ASU No. 2020-02, Financial Instruments – Credit Losses (Topic 326), which amends the effective date of the original pronouncement for smaller reporting companies. ASU 2016-13 and its amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, though early adoption is permitted. The Company is currently evaluating the impact of the adoption of these pronouncements on its condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which improves the disclosure requirements for fair value measurements. The updated guidance is effective for all entities for fiscal years beginning after December 15, 2019 and interim periods therein. Early adoption is permitted. Further, an entity is permitted to early adopt any removed or modified disclosures upon the issuance of ASU 2018-13 while delaying the adoption of the additional disclosures until their effective date. Effective January 1, 2020, the Company adopted ASU 2018-13. The adoption did not have a material impact on its condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which requires implementation costs incurred by customers in a cloud computing arrangement to be deferred over the noncancelable term of the cloud computing arrangement plus any optional renewal periods that (1) are reasonably certain to be exercised by the customer, or (2) for which exercise of the renewal option is controlled by the cloud service provider. The effective date of this pronouncement is for fiscal years beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021, though early adoption is permitted. The Company is currently evaluating the impact of this pronouncement on its condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions to the general principles in Topic 740 and clarifies certain aspects of the current guidance to improve consistent application among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022, though early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued. The Company is currently evaluating the impact of ASU 2019-12 on its condensed consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”), which provides companies with temporary optional financial reporting alternatives to ease the potential burden in accounting for reference rate reform and includes a provision that allows companies to account for a modified contract as a continuation of an existing contract. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. The Company is currently in the process of evaluating ASU 2020-04 and its effect on its condensed consolidated financial statements.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes the guidance in topic ASC 840, Leases. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The FASB has also issued several ASUs to provide implementation guidance relating to ASU 2016-02, including ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, all of which the Company will consider when evaluating the impact of ASU 2016-02. The new leasing guidance is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company expects to adopt ASU 2016-02 on January 1, 2020 using the modified retrospective transition approach through a cumulative-effect adjustment in the first quarter of 2020. Based on the Company’s current operating lease portfolio, it estimates that it will recognize right-of-use assets of approximately $15 million and lease liabilities of approximately $19 million. The Company is continuing to evaluate the impact of ASU 2016-02, so the estimates are subject to change. The Company does not believe that ASU 2016-02 will have a material impact on its consolidated statements of operations and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) and a subsequent amendment to the initial guidance (ASU 2018-19), which change the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, though early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which improves the disclosure requirements for fair value measurements. The updated guidance is effective for all entities for fiscal years beginning after December 15, 2019 and interim periods therein. Early adoption is permitted. Further, an entity is permitted to early adopt any removed or modified disclosures upon the issuance of ASU 2018-13 while delaying the adoption of the additional disclosures until their effective date. The Company will adopt ASU 2018-13 in the first quarter of 2020 and does not expect it to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which requires implementation costs incurred by customers in a cloud computing arrangement to be deferred over the noncancelable term of the cloud computing arrangement plus any optional renewal periods that (1) are reasonably certain to be exercised by the customer, or (2) for which exercise of the renewal option is controlled by the cloud service provider. The effective date of this pronouncement is for fiscal years beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021, though early adoption is permitted. The Company is currently evaluating the impact of this pronouncement on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions to the general principles in Topic 740 and clarifies certain aspects of the current guidance to improve consistent application among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022, though early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued. The Company is currently evaluating the impact of ASU 2019-12 on its consolidated financial statements.